Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets
Schedule of composition of intangible assets

a.	As of December 31, 2019 and 2018, the composition of intangible assets is as follows:

			As of December 31, 2019
	Average remaining useful life	Net opening balance as of January 1, 2019	Gross balance	Accumulated amortization	Net balance
		MCh$	MCh$	MCh$	MCh$

Licenses	-	82	35,997	(35,997)	-
Software development	2	66,841	214,005	(140,616)	73,389

Total		66,923	250,002	(176,613)	73,389

			As of December 31, 2018
	Average remaining useful life	Net opening balance as of January 1, 2018	Gross balance	Accumulated amortization	Net balance
		MCh$	MCh$	MCh$	MCh$

Licenses	1	1,200	37,224	(37,142)	82
Software development	2	62,019	181,191	(114,350)	66,841

Total		63,219	218,415	(151,492)	66,923

Schedule of changes in the value of intangible assets

b.1	Gross balance

Gross balances	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2019	37,224	181,191	218,415
Acquisitions	-	32,860	32,860
Disposals and impairment	(1,227)	-	(1,227)
Other	-	(46)	(46)
Balances as of December 31, 2019	35,997	214,005	250,002

Balances as of January 1, 2018	37,224	159,833	197,057
Acquisitions	-	29,562	29,562
Disposals and impairment	-	(8,204)	(8,204)
Other	-	-	-
Balances as of December 31, 2018	37,224	181,191	218,415

b.2	Accumulated amortization

Accumulated amortization	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2019	(37,142)	(114,350)	(151,492)
Year's amortization	(82)	(26,266)	(26,348)
Other changes	1,227	-	1,227
Balances as of December 31, 2019	(35,997)	(140,616)	(176,613)

Balances as of January 1, 2018	(36,918)	(96,922)	(133,840)
Year's amortization	(224)	(24,069)	(24,293)
Other changes	-	6,641	6,641
Balances as of December 31, 2018	(37,142)	(114,350)	(151,492)